UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Apr-03

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          131

Form 13F Information Table Value Total:      $107,410

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      198 1520.930 SH       SOLE                                   1520.930
                                                                13  100.000 SH       DEFINED 0001091923                      100.000
AFLAC Inc.                     COM              001055102     3692 115194.000SH      SOLE                 1725.000        113469.000
                                                               126 3940.000 SH       DEFINED 0001091923                     3940.000
Abbott Laboratories            COM              002824100      352 9350.000 SH       SOLE                                   9350.000
                                                                49 1300.000 SH       DEFINED 0001091923                     1300.000
Amerada Hess Corp.             COM              023551104      937 21160.000SH       SOLE                  890.000         20270.000
                                                                35  780.000 SH       DEFINED 0001091923                      780.000
American Express Co.           COM              025816109     1958 58910.223SH       SOLE                 1520.000         57390.223
                                                                42 1275.000 SH       DEFINED 0001091923                     1275.000
American Intl Grp.             COM              026874107      308 6229.000 SH       SOLE                                   6229.000
                                                                72 1459.000 SH       DEFINED 0001091923                     1459.000
Amgen                          COM              031162100      397 6894.000 SH       SOLE                                   6894.000
                                                                29  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3126 67070.000SH       SOLE                 1460.000         65610.000
                                                               127 2735.000 SH       DEFINED 0001091923                     2735.000
Applied Materials, Inc. Delewa COM              038222105     1793 142540.000SH      SOLE                 4450.000        138090.000
                                                                49 3910.000 SH       DEFINED 0001091923                     3910.000
Auto Data Processing           COM              053015103      439 14250.000SH       SOLE                                  14250.000
                                                                12  400.000 SH       DEFINED 0001091923                      400.000
Avery Dennison Corp.           COM              053611109      528 9005.000 SH       SOLE                                   9005.000
                                                                41  700.000 SH       DEFINED 0001091923                      700.000
Bank of America Corp.          COM              060505104     2882 43124.000SH       SOLE                 1100.000         42024.000
                                                              1518 22716.000SH       DEFINED 0001091923                    22716.000
Bear Stearn Cos. Inc.          COM              073902108     1899 28945.000SH       SOLE                 1040.000         27905.000
                                                                26  400.000 SH       DEFINED 0001091923                      400.000
Bellsouth Corp.                COM              079860102      262 12079.710SH       SOLE                                  12079.710
Block (H. & R.)                COM              093671105     2050 48020.000SH       SOLE                 1225.000         46795.000
                                                                16  375.000 SH       DEFINED 0001091923                      375.000
Cintas Corp.                   COM              172908105      619 18825.000SH       SOLE                                  18825.000
                                                                30  900.000 SH       DEFINED 0001091923                      900.000
Citigroup, Inc.                COM              172967101      243 7042.367 SH       SOLE                                   7042.367
                                                                 3  100.000 SH       DEFINED 0001091923                      100.000
Coca Cola Company              COM              191216100      261 6450.000 SH       SOLE                                   6450.000
                                                               170 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     3411 62650.320SH       SOLE                 1250.000         61400.320
                                                               125 2300.000 SH       DEFINED 0001091923                     2300.000
Danaher Corp.                  COM              235851102     2430 36945.000SH       SOLE                 1025.000         35920.000
                                                                92 1400.000 SH       DEFINED 0001091923                     1400.000
Disney (Walt) Holding Co.      COM              254687106      132 7765.000 SH       SOLE                                   7765.000
                                                                68 3980.000 SH       DEFINED 0001091923                     3980.000
Emerson Electric Company       COM              291011104      370 8165.000 SH       SOLE                                   8165.000
                                                                 9  200.000 SH       DEFINED 0001091923                      200.000
Exxon Mobil Corp.              COM              30231G102      568 16256.000SH       SOLE                                  16256.000
                                                               693 19829.863SH       DEFINED 0001091923                    19829.863
Family Dollar Stores           COM              307000109      319 10345.000SH       SOLE                                  10345.000
                                                                26  850.000 SH       DEFINED 0001091923                      850.000
First Data                     COM              319963104     1034 27950.000SH       SOLE                                  27950.000
                                                                31  832.000 SH       DEFINED 0001091923                      832.000
Franklin Resources, Inc.       COM              354613101     1856 56385.347SH       SOLE                 1390.000         54995.347
                                                                49 1485.000 SH       DEFINED 0001091923                     1485.000
General Electric Co.           COM              369604103     3956 155119.732SH      SOLE                 2300.000        152819.732
                                                               655 25700.000SH       DEFINED 0001091923                    25700.000
GlaxoSmithKline ADR            ADR              37733W105      596 16924.000SH       SOLE                                  16924.000
                                                               108 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108      129 16000.000SH       SOLE                                  16000.000
                                                                51 6354.000 SH       DEFINED 0001091923                     6354.000
Healthnet, Inc.                COM              42222G108      390 14550.000SH       SOLE                  900.000         13650.000
                                                                 4  150.000 SH       DEFINED 0001091923                      150.000
Home Depot                     COM              437076102      231 9477.224 SH       SOLE                                   9477.224
                                                               260 10670.000SH       DEFINED 0001091923                    10670.000
IBM Corp.                      COM              459200101      326 4153.000 SH       SOLE                                   4153.000
                                                               265 3375.000 SH       DEFINED 0001091923                     3375.000
Intel Corp                     COM              458140100     2046 125685.237SH      SOLE                 3945.000        121740.237
                                                               114 7030.000 SH       DEFINED 0001091923                     7030.000
Intuit, Inc.                   COM              461202103     2022 54365.000SH       SOLE                 1190.000         53175.000
                                                               126 3375.000 SH       DEFINED 0001091923                     3375.000
Jefferson Pilot Corp.          COM              475070108     2346 60972.395SH       SOLE                 1935.000         59037.395
                                                                25  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104      242 4185.000 SH       SOLE                                   4185.000
                                                                 6  100.000 SH       DEFINED 0001091923                      100.000
Kohls Corp.                    COM              500255104      445 7866.000 SH       SOLE                  125.000          7741.000
                                                                34  600.000 SH       DEFINED 0001091923                      600.000
Kraft Foods, Inc.              COM              50075N104     1934 68585.000SH       SOLE                 1560.000         67025.000
                                                                92 3250.000 SH       DEFINED 0001091923                     3250.000
Marriott Intl Inc New CL A     COM              571903202      272 8537.000 SH       SOLE                                   8537.000
McGraw-Hill Inc.               COM              580645109     3462 62279.724SH       SOLE                 1375.000         60904.724
                                                               104 1875.000 SH       DEFINED 0001091923                     1875.000
McKesson HBOC, Inc.            COM              58155Q103     1372 55025.366SH       SOLE                 1690.000         53335.366
                                                                 6  250.000 SH       DEFINED 0001091923                      250.000
Medtronic Inc.                 COM              585055106      292 6463.000 SH       SOLE                                   6463.000
                                                                45 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     3531 64452.000SH       SOLE                 1565.000         62887.000
                                                               163 2975.000 SH       DEFINED 0001091923                     2975.000
Microsoft Corp.                COM              594918104     3912 161604.691SH      SOLE                 3450.000        158154.691
                                                               161 6650.000 SH       DEFINED 0001091923                     6650.000
Moody's Corp                   COM              615369105      465 10065.000SH       SOLE                  175.000          9890.000
                                                                38  825.000 SH       DEFINED 0001091923                      825.000
Office Depot Inc.              COM              676220106     1267 107085.000SH      SOLE                 3750.000        103335.000
                                                                 9  800.000 SH       DEFINED 0001091923                      800.000
PepsiCo Inc.                   COM              713448108     2234 55840.000SH       SOLE                 1400.000         54440.000
                                                               431 10775.000SH       DEFINED 0001091923                    10775.000
Pfizer Inc.                    COM              717081103     3851 123578.800SH      SOLE                 3200.000        120378.800
                                                               311 9965.000 SH       DEFINED 0001091923                     9965.000
Pitney-Bowes Inc.              COM              724479100      396 12400.000SH       SOLE                                  12400.000
                                                                57 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1154 12955.000SH       SOLE                                  12955.000
                                                                80  900.000 SH       DEFINED 0001091923                      900.000
SBC Communications             COM              78387g103     1066 53149.616SH       SOLE                 1435.000         51714.616
                                                                54 2685.000 SH       DEFINED 0001091923                     2685.000
Schlumberger Ltd.              COM              806857108     2014 52990.654SH       SOLE                 1255.000         51735.654
                                                                48 1265.000 SH       DEFINED 0001091923                     1265.000
Scripps                        COM              811054204      590 7785.000 SH       SOLE                  125.000          7660.000
                                                                34  450.000 SH       DEFINED 0001091923                      450.000
Sigma Aldrich Corp.            COM              826552101     1090 24497.000SH       SOLE                  850.000         23647.000
                                                                40  900.000 SH       DEFINED 0001091923                      900.000
Southern Company               COM              842587107     3365 118327.000SH      SOLE                 2390.000        115937.000
                                                               332 11690.000SH       DEFINED 0001091923                    11690.000
Stryker Corp.                  COM              863667101     5846 85154.000SH       SOLE                 1360.000         83794.000
                                                               131 1915.000 SH       DEFINED 0001091923                     1915.000
Symbol Technologies Inc.       COM              871508107     1290 149800.000SH      SOLE                 7000.000        142800.000
Telefonos De Mexico SA ADR Rep ADR              879403780      517 17405.000SH       SOLE                  450.000         16955.000
                                                                 6  200.000 SH       DEFINED 0001091923                      200.000
Texas Instruments Inc.         COM              882508104      499 30464.009SH       SOLE                  975.000         29489.009
                                                                 2  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1481 51581.703SH       SOLE                 1670.000         49911.703
                                                                25  885.000 SH       DEFINED 0001091923                      885.000
Transocean Sedco Forex, Inc.   COM              G90078109      710 34725.045SH       SOLE                 1350.000         33375.045
                                                                12  610.000 SH       DEFINED 0001091923                      610.000
Verizon Communications         COM              92343V104      689 19483.000SH       SOLE                                  19483.000
                                                                65 1830.000 SH       DEFINED 0001091923                     1830.000
Vishay Intertechnology         COM              928298108      716 70305.000SH       SOLE                 2625.000         67680.000
                                                                 8  750.000 SH       DEFINED 0001091923                      750.000
Wachovia Corp New              COM              929903102       10  300.000 SH       SOLE                                    300.000
                                                               253 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     5962 114582.000SH      SOLE                 2085.000        112497.000
                                                               169 3245.000 SH       DEFINED 0001091923                     3245.000
Walgreen Company               COM              931422109     1586 53791.000SH       SOLE                 1680.000         52111.000
                                                               162 5495.000 SH       DEFINED 0001091923                     5495.000
Weyerhaeuser Co.               COM              962166104     3007 62859.000SH       SOLE                 1690.000         61169.000
                                                               103 2150.000 SH       DEFINED 0001091923                     2150.000